Stock-Based Compensation - Additional Information (Detail) - USD ($)					12 Months Ended
	Sep. 12, 2016	Apr. 06, 2016	Sep. 02, 2015	Jan. 07, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Aug. 06, 2015	Jul. 14, 2005
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted, Shares	9,000	8,000			17,000	511,784
Restricted stock expense					$ 1,362,000	$ 829,000	$ 52,000
Stock option expense					341,000	214,000	20,000
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized income tax benefits expenses					96,000	$ 64,000	8,000
Non-vested shares outstanding, value					$ 1,100,000
Weighted average period shares outstanding					3 years 3 months 18 days
Stock option shares awarded					20,000	1,108,868
Stock options granted exercise price					$ 15.03	$ 13.84
Non-vested shares outstanding					1,136,775
Stock Option [Member] | April 6, 2016 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting period					1 year
Stock option expiration date					Apr. 06, 2026
Stock options granted exercise price					$ 14.89
Expected (years)					5 years 6 months
Risk-free interest rate					1.28%
Volatility rate					14.92%
Dividend yield					1.61%
Stock Option [Member] | September 12, 2016 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting period					1 year
Stock option expiration date					Sep. 12, 2026
Stock options granted exercise price					$ 15.16
Expected (years)					5 years 6 months
Risk-free interest rate					1.28%
Volatility rate					15.63%
Dividend yield					1.58%
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted fair value per share	$ 15.16	$ 14.89
Vesting description					All shares of restricted stock granted on this date vest one year from the date of grant.
Stock award vesting period	3 years	1 year
Recognized income tax benefits expenses					$ 556,000	$ 339,000	21,000
Fair value of stock awards vested					$ 1,400,000	$ 87,000	$ 75,000
Non-vested restricted shares outstanding					367,427	506,362	7,628
Non-vested shares outstanding, value					$ 4,300,000
Weighted average period shares outstanding					3 years 3 months 18 days
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity incentive plan expiration date					2015-07
Restricted stock awards granted, Shares				1,753
Portion of shares awards vested annually					20.00%
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares									1,464,727
Stock option shares awarded				11,030
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member] | Stock Option [Member] | January 7, 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting description					Twenty percent of the options awarded vest annually.
Stock options grant date fair value					$ 1.86
Options expiration period					10 years
Expected (years)					6 years 6 months
Risk-free interest rate					1.78%
Volatility rate					15.60%
Dividend yield					1.78%
Clifton Bancorp Inc. 2005 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares									585,891
Granted fair value per share				$ 13.32
Vesting description				Twenty percent of the shares awarded vest annually.
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock awards granted, Shares			511,784		511,784
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares								1,705,944
Future grants					716,964
Stock option shares awarded	10,000	10,000	1,108,868
Stock options grant date fair value	$ 1.92	$ 1.79	$ 1.63
Options expiration period	10 years	10 years	10 years
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member] | Stock Option [Member] | September 2, 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock award vesting period					5 years
Stock option expiration date					Sep. 02, 2025
Stock options granted exercise price					$ 13.84
Expected (years)					6 years 6 months
Risk-free interest rate					1.92%
Volatility rate					12.50%
Dividend yield					1.73%
Clifton Bancorp Inc. 2015 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum grant shares								682,377
Granted fair value per share			$ 13.84
Future grants					220,466
Stock award vesting period			5 years